Leases (Supplemental Cash Flow Information Related to Leases, Cash Paid for Amounts Included in Measurement of Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 15,146